Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not currently grant, nor have we historically granted, stock options or similar awards as part of our equity compensation programs. If stock options or similar awards were to be granted in the future, we would not grant such options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. During fiscal year 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not currently grant, nor have we historically granted, stock options or similar awards as part of our equity compensation programs. If stock options or similar awards were to be granted in the future, we would not grant such options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock